Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of Net Effect of Consolidating Entities on Predecessor Consolidated Statement of Operations

The following table summarizes the net effect of consolidating these entities on our Predecessor consolidated statement of operations.

	Predecessor
	Period from January 1, 2016 to February 10, 2016	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
(in thousands)
Revenue	$1,219	$5,372	$11,102
Operating costs and expenses	1,240	4,757	9,834
Income before taxes	22	551	1,291
Income tax provision	991	74	624
Net income (loss) attributable to noncontrolling interests	(969)	477	667

Predecessor
Summary of Net Effect of Consolidating Entities on Predecessor Consolidated Statement of Operations

The following table summarizes the net effect of consolidating these entities on our consolidated statement of operations.

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Revenue	$21,791	$24,798	$24,818
Operating costs and expenses	19,850	22,392	22,753
Income before taxes	2,206	2,688	2,144
Income tax provision (benefit)	(2,830)	2,431	2,607
Net income (loss) attributable to noncontrolling interests	5,036	257	(463)